PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Defined benefit obligations	$ 83,476	$ 89,614
Fair value of plan assets	(68,578)	(60,316)
Deficit in plans	14,898	29,298
US
Disclosure of fair value of plan assets [line items]
Defined benefit obligations	68,411	72,643
Fair value of plan assets	(56,186)	(46,835)
Deficit in plans	12,225	25,808
Canada
Disclosure of fair value of plan assets [line items]
Defined benefit obligations	15,065	16,971
Fair value of plan assets	(12,392)	(13,481)
Deficit in plans	$ 2,673	$ 3,490